COMMITMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Other Commitments [Line Items]
2013		$ 308,000
2014	309,000	303,000
2015	307,000	311,000
2016	280,000	121,000
Operating Leases, Future Minimum Payments Due, Total	$ 896,000	$ 1,043,000